Warrant derivative liability (Investor Warrants) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 18, 2020	Apr. 05, 2017	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2017	Nov. 13, 2017
Class of Warrant or Right, Outstanding					896,739
Private Placement [Member] | Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.00	$ 0.80
Class of Warrant or Right, Outstanding			422,922	721,836
Warrants Not Settleable in Cash, Fair Value Disclosure			$ 203	$ 223
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues	4,500,000	434,783
Warrant Purchase on Issue of Ordinary Shares		326,087
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.75
Securities Purchase Agreement, Warrants Issued percentage		75.00%